Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

August 7, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc.
- AB Conservative Buffer ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Active ETFs, Inc. (the “Registrant”). We are making this filing to register a new series of the Registrant, AB Conservative Buffer ETF.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise

Attachment

cc: Paul M. Miller